Disposal of Subsidiaries (Details)		12 Months Ended
	Mar. 01, 2023 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 01, 2023 USD ($)
Disposal of Subsidiaries [Abstract]
Disposed equity interest	100.00%
Cash consideration (in Dollars)	$ 10,000
Disposal gain				$ 7,524
Net negative assets					$ 0